Supplement (Vanguard Global Equity Fund)	12 Months Ended
Sep. 30, 2011
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Global Equity Fund

Supplement to the Prospectuses and Summary Prospectus for Investor Shares for Participants Dated January 26, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Global Equity Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to an existing advisor to the Fund, Baillie Gifford Overseas Ltd. (Ballie Gifford).

Acadian Asset Management LLC (Acadian) and Marathon Asset Management LLP (Marathon-London) remain as advisors to the Fund.

Baillie Gifford, Acadian, and Marathon-London each independently select and maintain a portfolio of common stocks and other investments for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests its portion of the Fund's assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The Text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.54%

12b-1 Distribution Fee None

Other Expenses 0.05%

Total Annual Fund Operating Expenses(1) 0.59%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$60 $189 $329 $738

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 129 072012

Vanguard Marketing Corporation, Distributor.

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Global Equity Fund

Supplement to the Prospectuses and Summary Prospectus for Investor Shares Dated January 26, 2012

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Global Equity Fund has restructured the Fund's investment advisory team, removing AllianceBernstein L.P. (AllianceBernstein) as an investment advisor and reallocating the assets managed by AllianceBernstein to an existing advisor to the Fund, Baillie Gifford Overseas Ltd. (Ballie Gifford).

Acadian Asset Management LLC (Acadian) and Marathon Asset Management LLP (Marathon-London) remain as advisors to the Fund.

Baillie Gifford, Acadian, and Marathon-London each independently select and maintain a portfolio of common stocks and other investments for the Fund. In addition, as with other Vanguard funds that utilize a multimanager structure, The Vanguard Group, Inc. (Vanguard), will continue to invest a small percentage of the Fund's assets to facilitate cash flows to and from the Fund's advisors. Vanguard typically invests its portion of the Fund's assets in both U.S. and foreign stock index futures and/or shares of exchange-traded funds. The Fund's board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time. The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The Text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.54%

12b-1 Distribution Fee None

Other Expenses 0.05%

Total Annual Fund Operating Expenses(1) 0.59%

1The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$60 $189 $329 $738

(c)2012 The Vanguard Group, Inc. All Rights reserved. PSI 129 082012

Vanguard Marketing Corporation, Distributor.

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Equity Fund Participant) Vanguard Global Equity Fund	Vanguard Global Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Equity Fund Participant) Vanguard Global Equity Fund		Vanguard Global Equity Fund - Investor Shares
Management Expenses		0.54%
12b-1 Distribution Fee		none
Other Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.59%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Equity Fund Participant) Vanguard Global Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global Equity Fund - Investor Shares	60	189	329	738

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund (USD $)	Vanguard Global Equity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund		Vanguard Global Equity Fund - Investor Shares
Management Expenses		0.54%
12b-1 Distribution Fee		none
Other Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.59%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global Equity Fund Retail) Vanguard Global Equity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global Equity Fund - Investor Shares	60	189	329	738

Shareholder Fees (Vanguard Global Equity Fund, Vanguard Global Equity Fund - Investor Shares, USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Global Equity Fund - Investor Shares, Vanguard Global Equity Fund)	12 Months Ended
Sep. 30, 2011
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.54%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.59% [1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Global Equity Fund - Investor Shares, Vanguard Global Equity Fund, USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Expense Example, No Redemption:
1 YEAR	$ 60
3 YEAR	189
5 YEAR	329
10 YEAR	$ 738

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Horizon Funds
Central Index Key	dei_EntityCentralIndexKey	0000932471
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 8, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 2, 2012
Vanguard Global Equity Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Vanguard Global Equity Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 26, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.54%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59% [1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	60
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	189
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	329
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	738
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.